Share-Based Payments - Data Related to All Portfolio Performance Shares Activity (Details) (Portfolio Performance Shares [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
Portfolio Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested	$ 0	$ 0	$ 0
Total compensation cost related to nonvested awards not yet recognized, pre-tax	$ 139	$ 107	$ 33
Weighted-average period over which nonvested award cost is expected to be recognized (years)	1 year 10 months	2 years 0 months	2 years 2 months 12 days